Allianz NFJ Renaissance Fund (Second Summary Prospectus) | Allianz NFJ Renaissance Fund
Allianz NFJ Renaissance Fund (the “Fund”)

ALLIANZ FUNDS

Supplement Dated November 8, 2011
to the Statutory Prospectus for Class A, Class B, Class C and Class R Shares of Allianz Funds
Dated November 1, 2011

Disclosure Related to
Allianz NFJ Renaissance Fund (the “Fund”)

Effective December 1, 2011, the Fund will change its name and implement certain changes to its investment strategy, as described in further detail below.

Allianz NFJ Renaissance Fund

The Fund will change its name to the “Allianz NFJ Mid-Cap Value Fund.” All references to the Fund will be changed to “Allianz NFJ Mid-Cap Value Fund.”

Please retain this Supplement for future reference.

Consistent with the type of investments suggested by this name, the Fund will adopt a policy to seek to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. In connection with this change, the first two sentences in the description of the Fund’s investment strategy, as included in the sections titled “Principal Investment Strategies” in the Fund Summary and “Principal Investments and Strategies of Each Fund—NFJ Renaissance Fund—Principal Investments and Strategies,” will be replaced with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with medium market capitalizations. The Fund currently defines medium market capitalization companies as those companies with market capitalizations between $2 billion and $17.5 billion. Effective December 1, 2011, the Fund changed its name from “Allianz NFJ Renaissance Fund” to “Allianz NFJ Mid-Cap Value Fund” in connection with a transition in the Fund’s investment strategy.

Within the Fund Summary relating to the Fund, the following will be inserted as the penultimate sentence of the first paragraph under “Performance Information”:

Prior to December 1, 2011, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.